CASH AND BORROWINGS - Borrowings are repayable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Bank loans	$ 931	$ 857
Bank overdrafts	11	20	$ 32
Corporate bond	992
Private Placement Notes	1,552	1,000
Lease liabilities	215	186
Total borrowings	3,701	2,063
Discounted amount	204	170
In one year
Disclosure of detailed information about borrowings [line items]
Bank loans	1	6
Bank overdrafts	11	20
Private Placement Notes	267
Lease liabilities	58	46
Total borrowings	337	72
Between one and two years
Disclosure of detailed information about borrowings [line items]
Bank loans	604	553
Private Placement Notes	125	265
Lease liabilities	44	39
Total borrowings	773	857
Between two and three years
Disclosure of detailed information about borrowings [line items]
Bank loans	326
Private Placement Notes	105	125
Lease liabilities	30	30
Total borrowings	461	155
Between three and four years
Disclosure of detailed information about borrowings [line items]
Bank loans		298
Private Placement Notes	430	105
Lease liabilities	21	20
Total borrowings	451	423
Between four and five years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes		430
Lease liabilities	15	14
Total borrowings	15	444
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	992
Private Placement Notes	625	75
Lease liabilities	47	37
Total borrowings	$ 1,664	$ 112